Trade Payables and Accrued Liabilities (Details) - Schedule of trade payables and accrued liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade payables and accrued liabilities [Abstract]
Trade accounts payable and accrued liabilities	$ 9,873	$ 2,059
Government remittances	4,607	637
Total	$ 14,480	$ 2,696